[PHOTO]

                                    AMERITOR

                                    INDUSTRY
                                      FUND
                   (Formerly Steadman American Industry Fund)


                                   SEMI-ANNUAL
                                     REPORT

                                December 31, 1998


                         An Ameritor NO-LOAD Mutual Fund

                         AMERITOR FINANCIAL CORPORATION
                    (Formerly Steadman Security Corporation)


                                   Ameritor
                                        Financial
                                             Corporation
                                                  Investment Adviser

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                             AMERITOR INDUSTRY FUND


Dear Shareholder:

     On September 23, 1998 the Board of Trustees voted to rename your Fund the Ameritor Industry Fund. The Fund's investment advisor has been renamed Ameritor Financial Corporation. In 1998, a merger of your Fund with three other Funds of the then named Steadman Group of Funds was not accomplished for lack of quorum necessary for this vote by the shareholders of all the Funds. Thereupon, the Tustees voted to continue operating each Fund separately under the new name of Ameritor.

     Investments of the Fund appreciated during the past six months, but this appreciation was overcome by high operating costs despite the cost reductions achieved in this period. The program for reducing costs is ongoing, and the policy of redeeming accounts with less than $100 is significantly lowering shareholder-servicing fees. It is expected that most of these accounts will have been eliminated by the end of this fiscal year, which will contribute to a further reduction of operating expenses.

     The Fund's portfolio is structured to achieve good performance, and with lower operating costs we believe that the return for the fiscal year will be better than that of this six month period.

     We appreciate your continued confidence.


                                        Sincerely,



                                        /s/  Max Katcher
                                        -----------------------
                                        Max Katcher
                                        President


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                             AMERITOR INDUSTRY FUND




                        This Page is Intentionally Blank


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                             AMERITOR INDUSTRY FUND
                            Portfolio of Investments
                                December 31, 1998
                                   (Unaudited)


                                                                                       Value
                                                                       Shares         (Note 1)
                                                                       ------         --------
                    COMMON STOCKS -- 100%
Air Transportation -- 10.4%
  Alaska Air Group, Inc. ........................................       2,000        $  88,500
                                                                                     ---------
                                         Total Air Transportation                       88,500
                                                                                     ---------
Computer Peripherals -- 24.6%
  Cisco Systems (a) .............................................       2,250          208,828
                                                                                     ---------
                                       Total Computer Peripherals                      208,828
                                                                                     ---------
Consumer Finance -- 5.5%
  Associates First Capital "A" ..................................       1,096           46,443
                                                                                     ---------
                                           Total Consumer Finance                       46,443
                                                                                     ---------
Financial Services -- 11.7%
  Citigroup Corp. ...............................................       2,000           99,000
                                                                                     ---------
                                         Total Financial Services                       99,000
                                                                                     ---------
Motor Vehicles-- 13.8%
  Ford Motor Co .................................................       2,000          117,375
                                                                                     ---------
                                             Total Motor Vehicles                      117,375
                                                                                     ---------
Telecom Mfg. -- 12.9%
  Lucent Technologies ...........................................       1,000          110,000
                                                                                     ---------
                                                Total Telecom Mfg                      110,000
                                                                                     ---------
Telephone Services -- 21.1%
  MCIWorldcom, Inc. (a) .........................................       2,500          179,375
                                                                                     ---------
                                         Total Telephone Services                      179,375
                                                                                     ---------

Total Portfolio of Investments (Cost $406,946) ..................                    $ 849,521
                                                                                     =========

(a) Non-income producing security

    The accompanying notes are an integral part of the financial statements.


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                             AMERITOR INDUSTRY FUND
                       Statement of Assets and Liabilities
                                December 31, 1998
                                   (Unaudited)


Assets:
  Investments at value (Cost $406,946) (Note 1) ........................     $   849,521
  Cash and cash equivalents (Note 1) ...................................          41,740
  Interest receivable ..................................................             118
                                                                             -----------
    Total assets .......................................................         891,379
                                                                             -----------

Liabilities:
  Accounts payable and accrued expenses ................................           9,752
  Investment advisory and service fees payable (Note 4) ................           8,854
  Other payable to affiliate (Note 4) ..................................           3,131
  Payable for Trust shares redeemed ....................................             295
                                                                             -----------
    Total liabilities ..................................................          22,032
                                                                             -----------

Net Assets .............................................................     $   869,347
                                                                             ===========

Net assets consist of:
  Accumulated net investment loss ......................................     $(4,583,517)
  Unrealized appreciation of investments ...............................         442,575
  Accumulated net realized losses plus distributions from realized gains        (516,086)
  Capital paid in less distributions since inception ...................       5,526,375
                                                                             -----------
                                                                             $   869,347
                                                                             ===========
Net asset value, offering price and redemption price per share
  ($869,347 / 1,041,260 shares of no par value trust shares) ...........     $       .84
                                                                             ===========


    The accompanying notes are an integral part of the financial statements.


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                             AMERITOR INDUSTRY FUND
                             Statement of Operations
                   for the six months ended December 31, 1998
                                   (Unaudited)


Investment Income:
   Dividends .......................................................     $   3,850
   Interest ........................................................           636
                                                                         ---------
      Total income .................................................                      $   4,486
                                                                                          ---------

Expenses:
   Shareholder servicing fee (Note 4) ..............................        52,323
   Salaries and employee benefits (Note 4) .........................        15,578
   Professional fees ...............................................        12,718
   Reports to shareholders .........................................         9,458
   Computer services ...............................................         8,675
   Investment advisory fee (Note 4) ................................         3,974
   Miscellaneous ...................................................         3,576
   Rent ............................................................         3,076
   Trustees' fees and expenses (Note 4) ............................           861
   Custodian fees ..................................................           750
                                                                         ---------
      Total expenses ...............................................                        110,989
                                                                                          ---------

   Net investment loss .............................................                       (106,503)
                                                                                          ---------

Realized and Unrealized Gain (Loss) on Investments  (Notes 1 and 3):
   Net realized gain from investment transactions ..................                         25,113
   Change in unrealized appreciation of investments ................                         54,599
                                                                                          ---------
   Net gain on investments .........................................                         79,712
                                                                                          ---------
   Net decrease in net assets resulting from operations ............                      $ (26,791)
                                                                                          =========


    The accompanying notes are an integral part of the financial statements.


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                             AMERITOR INDUSTRY FUND
                       Statements of Changes in Net Assets


                                                               For the 6 months
                                                                     ended         For the year      For the year
                                                                  December 31,    ended June 30,    ended June 30,
                                                                   1998 (1)            1998             1997
                                                                  ----------        ----------       ----------
Increase (decrease) in net assets from operations:
  Net investment loss .......................................     $ (106,503)       $ (256,697)      $ (301,308)
  Net realized gain from investment transactions ............         25,113           356,531            8,916
  Change in unrealized appreciation .........................         54,599            68,162          300,735
                                                                  ----------        ----------       ----------
  Net increase (decrease) in net assets resulting
    from operations .........................................        (26,791)          167,996            8,343

Decrease in net assets from trust share transactions (Note 2)        (80,162)         (167,793)         (40,054)
                                                                  ----------        ----------       ----------
Increase (decrease) in net assets ...........................       (106,953)              203          (31,711)

Net assets at beginning of period ...........................        976,300           976,097        1,007,808
                                                                  ----------        ----------       ----------

Net assets at end of period, including accumulated net
  investment loss of $4,583,517, $4,477,014
  and $4,220,318 ............................................     $  869,347        $  976,300       $  976,097
                                                                  ==========        ==========       ==========


(1) Unaudited


    The accompanying notes are an integral part of the financial statements.


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                             AMERITOR INDUSTRY FUND
                              Financial Highlights


                                               For the six              For the years         For the period      For the years
                                               months ended                 ended            February 1, 1995          ended
                                              December 31(1)               June 30            through June 30       January 31
                                              -------------     ---------------------------  ----------------    ----------------
                                                   1998         1998        1997       1996         1995*        1995        1994
                                                   ----         ---------------------------         ----         ----------------
Per Share Operating Performance:
  Net asset value, beginning of period ......      $.86         $.72        $.72       $.88         $.96        $1.65       $1.50
                                                   ----         ----        ----       ----         ----         ----        ----
  Net investment loss .......................      (.10)        (.80)       (.33)      (.41)        (.12)        (.26)       (.24)
  Net realized and unrealized
    gain (loss) on investments ..............       .08          .94         .33        .25          .04         (.43)        .39
                                                   ----         ----        ----       ----         ----         ----        ----
    Total from investment operations ........      (.02)         .14          --       (.16)        (.08)        (.69)        .15
                                                   ----         ----        ----       ----         ----         ----        ----
  Net asset value, end of period ............      $.84         $.86        $.72       $.72         $.88         $.96       $1.65
                                                   ====         ====        ====       ====         ====         ====       =====

Ratios/Supplemental Data:
  Total return ..............................     (4.65)%**    18.36%         .5%    (18.48)%     (20.01)%**   (41.82)%     10.00%
  Ratio of expenses to average net
    assets ..................................     28.55%**     22.57%      31.07%     24.61%       24.62%**     17.69%      12.66%
  Ratio of net investment loss to average
    net assets ..............................    (27.40)%**   (21.28)%    (28.77)%   (24.10)%     (22.86)%**   (15.63)%    (11.40)%
  Portfolio turnover rate ...................       -0-%          57%        128%       339%         617%**       289%        134%
  Net assets, end of period (in thousands) ..      $869         $976        $976     $1,008       $1,341       $1,472      $2,627


(1) Unaudited
* The Fund's fiscal year-end was changed to June 30.
** Annualized


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                             AMERITOR INDUSTRY FUND


Notes to Financial Statements

1. Organization and significant accounting policies

     Ameritor Industry Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Cash and cash equivalents

     Management defines cash equivalents as investments that mature in three months or less. All cash and cash equivalents are invested in a single money market fund maintained by the investment custodian.

Security valuation

     Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

Security transactions and investment income

     Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

Income taxes

     The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.


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                             AMERITOR INDUSTRY FUND


2. Trust shares

     The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                   For the 6 months                 For the year               For the year ended
                               ended December 31, 1998          ended June 30, 1998              June 30, 1997
                               -----------------------       ------------------------       -----------------------
                                 Share         Amount         Shares          Amount         Shares          Amount
                               ---------      --------       ---------      ---------       ---------      --------
Shares sold ................         -0-      $    -0-             -0-      $     -0-             -0-      $    -0-
Shares redeemed ............     (96,827)      (80,162)       (208,727)      (167,793)        (51,675)      (40,054)
                               ---------      --------       ---------      ---------       ---------      --------
  Net decrease .............     (96,827)     $(80,162)       (208,727)     $(167,793)        (51,675)     $(40,054)
                                              ========                      =========                      ========
Shares outstanding:
  Beginning of period ......   1,138,087                     1,346,814                      1,398,489
                               ---------                     ---------                      ---------
  End of period ............   1,041,260                     1,138,087                      1,346,814
                               =========                     =========                      =========


3. Purchases and sales of securities

     During the six months ended December 31, 1998, purchases and proceeds from sales of investment securities aggregated $--0-- and $197,131, respectively.

     Unrealized appreciation of investments aggregated $442,575 of which $442,575 relates to gross unrealized appreciation where there is an excess of value over tax cost and $--0-- relates to gross unrealized depreciation of investments where there is an excess of tax cost over value.

4. Investment advisory fee and transactions with affiliates

     Ameritor Financial Corporation (AFC), an affiliate, has provided advisory services under an agreement which first became effective in 1972. On February 28, 1984, at the Annual Meeting of the shareholders, a new Investment Advisory Agreement was approved. Under the new advisory agreement AFC will continue to provide the same services it provided under the same terms and conditions of the previous agreement. The agreement will continue in effect subject to the annual approval by the Board of Trustees or by a majority of the outstanding voting securities of the Fund.


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                             AMERITOR INDUSTRY FUND


The fee for investment advisory services is based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1 % on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services. (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per account. AFC received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund.

     Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.


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AMERITOR INDUSTRY FUND
1730 K Street, N.W. #904
Washington, D.C. 20006
1-800-424-8570
202-223-1000 Washington, D.C. area

Transfer Agent
Ameritor Financial Corporation
1730 K Street, N.W. #904
Washington, D.C. 20006

Custodian
Crestar Bank, N.A.
1445 New York Ave., N.W.
Washington, D.C. 20005

Independent Accountants
Reznick Fedder & Silverman P.C.
4520 East West Highway
Bethesda, Maryland 20814

For more information about
Ameritor Industry Fund,
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-223-1000 Washington, D.C. area